Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Line Items]
Prepaid expenses		$ 674	$ 482
Inventory	$ 260	379	0
Accounts receivable	$ 530	246	0
Other		97	28
Balance as of December 31		$ 1,396	$ 510